Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Changes in Operating Assets and Liabilities
a)	The changes in operating assets and liabilities for the years ended December 31, 2013, 2012, and 2011, are as follows:

	Year Ended December 31,
	2013	2012	2011
Accounts receivable	(77,837)	(132,873)	(68,914)
Prepaid expenses and other assets	(2,386)	19,741	(8,225)
Accounts payable	(10,877)	18,408	12,216
Accrued and other liabilities	155,284	(20,485)	(19,424)

	64,184	(115,209)	(84,347)